UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	November 13, 2008

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:   $547,407
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.


FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        47945       2,692,023    SHARED-DEFINED  1,2        2,692,023     0
ATP OIL & GAS		COM    00208J108        23857       1,339,555    SHARED-DEFINED  1,3	    1,339,555     0
ATP OIL & GAS		COM    00208J108         6274         352,284    SHARED-DEFINED  1	      352,284     0
BPZ RESOURCES INC       COM    055639108        15666         910,800	 SHARED-DEFINED  1,2          910,800	0
CARRIZO OIL & GAS INC   COM    144577103        55805       1,538,598    SHARED-DEFINED  1,2	    1,538,598     0
CARRIZO OIL & GAS INC   COM    144577103         6682         184,230	 SHARED-DEFINED  1,3          184,230	0
CARRIZO OIL & GAS INC   COM    144577103         3013          83,071    SHARED-DEFINED  1	       83,071     0
COMPTON PETE CORP.	COM    204940100        86246      15,709,692    SHARED-DEFINED  1,2	   15,709,692     0
COMPTON PETE CORP.	COM    204940100        41861       7,624,901    SHARED-DEFINED  1,3	    7,624,901     0
COMPTON PETE CORP.	COM    204940100        12140       2,211,203    SHARED-DEFINED  1          2,211,203     0
GMX RES INC             COM    38011M108        94794       1,983,134    SHARED-DEFINED  1,2	    1,983,134     0
GMX RES INC             COM    38011M108        31402         656,940    SHARED-DEFINED  1,3	      656,940     0
GMX RES INC             COM    38011M108        11706         244,890    SHARED-DEFINED  1	      244,890     0
TESCO CORP              COM    88157K101        50057       2,390,476    SHARED-DEFINED  1,2	    2,390,476     0
TESCO CORP              COM    88157K101        47732       2,279,454    SHARED-DEFINED  1,3	    2,279,454     0
TESCO CORP              COM    88157K101        12227         583,920    SHARED-DEFINED  1 	      583,920     0

